UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 160.0%
Long-Term Municipal Bonds - 160.0%
California - 146.6%
Abag Finance Authority for Nonprofit Corps. (Bijou Woods Associates LP)
Series 2001A
5.30%, 12/01/31	$2,735	$2,735,793
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/33-5/01/39	4,750	5,587,943
Banning Utility Authority
NATL Series 2005
5.25%, 11/01/30	1,850	1,988,399
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/33	5,000	5,860,800
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	755	784,370
Bellflower Redevelopment Agency (9920 Flora Vista LP)
Series 2002A
5.50%, 6/01/35	2,850	2,850,143
California Econ Recovery
Series 2009A
5.25%, 7/01/21	535	635,869
California Educational Facilities Authority (University of the Pacific)
Series 2006
5.00%, 11/01/21	260	268,668
California Health Facilities Financing Authority (Cottage Health System Obligated Group)
NATL Series 2003B
5.00%, 11/01/23	2,770	2,774,986
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	3,450	3,615,635
California State Public Works Board
Series 2011G
5.25%, 12/01/21 (Pre-refunded/ETM)	6,000	7,569,780
California State Public Works Board (California State Public Works Board Lease)
XLCA Series 2005B
5.00%, 11/01/30	3,500	3,612,210
California Statewide Communities Development Authority (Bentley School)
Series 2010A
7.00%, 7/01/40	2,625	2,948,033
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/44	4,000	4,677,280

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Collis P. and Howard Huntington Memorial Hospital Trust)
Series 2014B
5.00%, 7/01/44	$1,000	$1,149,590
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,977,134
Series 2010A
5.00%, 5/15/27	1,440	1,699,733
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/32	4,735	5,591,419
Fullerton Redevelopment Agency Successor Agency (Marshall B Ketchum University)
RADIAN Series 2004
5.00%, 4/01/21	2,050	2,219,125
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/34	3,650	4,292,327
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (b)	6,000	6,826,063
Jurupa Public Financing Authority
Series 2014A
5.00%, 9/01/30-9/01/32	2,475	2,862,951
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/27	3,500	4,101,230
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/18 (Pre-refunded/ETM)	4,200	4,825,002
Los Angeles Community Redevelopment Agency
AMBAC Series 2002A
5.375%, 12/01/26	6,635	6,657,824
Los Angeles County Metropolitan Transportation Authority
Series 2009
5.00%, 7/01/25	6,700	7,811,932
Series 2013B
5.00%, 7/01/33	1,675	2,006,198
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	6,185	7,381,921
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	420	490,211
6.00%, 3/01/36	325	380,630
Peralta Community College District
Series 2014A
4.00%, 8/01/31	4,100	4,511,189

	Principal Amount (000)	U.S. $ Value
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	$5,550	$6,461,587
Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	530	633,546
6.00%, 9/01/30	370	444,459
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32	2,000	2,446,320
Sacramento City Unified School District/CA
Series 2011
5.50%, 7/01/29	4,000	4,883,800
San Bernardino County Transportation Authority
5.00%, 3/01/32-3/01/34 (b)	6,040	7,244,958
San Diego County Water Authority
Series 2013
5.00%, 5/01/31	4,300	5,189,971
San Diego Public Facilities Financing Authority
Series 2010A
5.10%, 9/01/29	2,360	2,745,459
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	5,125	6,078,250
San Francisco Bay Area Rapid Transit District
Series 2012A
5.00%, 7/01/36	3,730	4,346,009
San Francisco Municipal Transportation Agency
Series 2013
5.00%, 3/01/28-3/01/31	6,070	7,245,932
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	3,900	4,335,825
San Juan Unified School District
Series 2014
5.00%, 8/01/30	2,535	3,058,072
San Mateo Joint Powers Financing Authority
Series 2014
5.00%, 6/15/31	1,250	1,505,950
San Mateo Union High School District
Series 2013A
5.00%, 9/01/33	4,180	5,046,472
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/27	2,525	2,926,071
State of California
Series 2013
5.00%, 11/01/31	2,000	2,400,800
Turlock Irrigation District
Series 2011
5.50%, 1/01/41	2,200	2,606,824
University of California
Series 2012G
5.00%, 5/15/31	8,000	9,510,960
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/33	2,500	2,981,725

	Principal Amount (000)	U.S. $ Value
Westlands Water District
AGM Series 2012A
5.00%, 9/01/34	$2,000	$2,317,640

		195,105,018

Florida - 2.3%
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	2,750	3,128,098

Guam - 1.7%
Guam Power Authority
Series 2012A
5.00%, 10/01/34	2,000	2,229,900

Illinois - 0.9%
Illinois Finance Authority (Rush University Medical Center Obligated Group)
Series 2015A
5.00%, 11/15/38 (c)	1,000	1,175,760

Nevada - 1.6%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/18	1,910	2,106,806

New Jersey - 2.3%
New Jersey State Turnpike Authority
Series 2014A
5.00%, 1/01/33	2,600	3,070,158

New York - 4.3%
Metropolitan Transportation Authority
Series 2014C
5.00%, 11/15/32	4,745	5,681,900

Ohio – 0.3%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25	32	25,078
Series 2004A
7.125%, 8/01/25 (d)	500	402,225

		427,303

Total Long-Term Municipal Bonds (cost $193,902,421)		212,924,943

	Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (e)(f) (cost $46,479)	46,479	46,479

U.S. $ Value
Total Investments - 160.0% (cost $193,948,900) (g)	$212,971,422
Other assets less liabilities - (5.5)%	(7,320,664)
Preferred Shares at liquidation value - (54.5)%	(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)	$133,100,758

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$2,300	10/21/16	SIFMA	*	4.129%	$155,657

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the market value of this security amounted to $3,615,635 or 2.7% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(c)	When-Issued or delayed delivery security.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,126,906 and gross unrealized depreciation of investments was $(104,384)), resulting in net unrealized appreciation of $19,022,522.
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded are 16.0% and 0.0%, respectively

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
GO	-	General Obligation
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$208,765,237		$4,159,706		$212,924,943
Short-Term Investments		46,479		– 0	–	– 0	–	46,479

Total Investments in Securities		46,479		208,765,237		4,159,706		212,971,422
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	155,657		– 0	–	155,657
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$46,479		$208,920,894		$4,159,706		$213,127,079

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$4,126,633		$4,126,633
Accrued discounts/(premiums)	(528)		(528)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	33,601		33,601
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$4,159,706		$4,159,706

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$33,601		$33,601

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 20, 2015